Prospectus Supplement
dated November 9, 1998 to:

PUTNAM VARIABLE TRUST (THE "TRUST")                   47981 11/98
Prospectuses dated April 30, 1998 and April 30, 1998, as revised
July 2, 1998

In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolios of Putnam VT Diversified Income Trust and Putnam VT High Yield Fund is replaced with the following:

                                    BUSINESS EXPERIENCE
                           YEAR    (AT LEAST 5 YEARS)
                           ----    -----------------------------

PUTNAM VT DIVERSIFIED INCOME FUND

William Kohli             1994      Employed as an investment professional
Managing Director                   by Putnam Management since 1994.  Prior
                                    to September, 1994, Mr. Kohli
                                    was Executive Vice President
                                    and Co-Director of Global
                                    Bond Management.

Jennifer E. Leichter     1993       Employed as an investment professional
Managing Director                   by Putnam Management since 1987.

Michael Martino          1994       Employed as an investment professional
Managing Director                   by Putnam Management since 1994.
                                    Prior to January, 1994, Mr. Martino
                                    was Employed by Back Bay Advisors
                                    in the positions of Executive
                                    Vice President and Chief
                                    Information Officer.

Jeffrey A. Kaufman      1998        Employed as an investment professional
Senior Vice President               by Putnam Management since 1998.  Prior
                                    to August, 1998, Mr. Kaufman was
                                    a Vice President at MFS
                                    Investment Management. Prior
                                    to March, 1994, Mr. Kaufman
                                    was an Emerging Markets
                                    Research Consultant at
                                    Salomon Brothers.

Robert M. Paine        1998         Employed as an investment professional
Senior Vice President               by Putnam Management since 1987.

PUTNAM VT HIGH YIELD FUND

Jeffrey A. Kaufman    1998          Employed as an investment professional
Senior Vice President               by Putnam Management since 1998.  Prior
                                    to August, 1998, Mr. Kaufman was
                                    a Vice President at MFS
                                    Investment Management. Prior
                                    to March, 1994, Mr. Kaufman
                                    was an Emerging Markets
                                    Research Consultant at
                                    Salomon Brothers.

Rosemary H. Thomsen     1997        Employed as an investment professional
Senior Vice President               by Putnam Management since 1986.

40009-14
                                    HV-

47475

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